GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 4 – GOING CONCERN

These unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs, which raises doubts about the ability of the Company to continue as a going concern. In order to continue as a going concern, the Company will need to generate additional revenue and obtain additional capital to fund its operating losses and service its debt. Management of the Company has developed a strategy, which it believes will accomplish this objective through revenue growth and additional funding, which will enable the Company to operate for the coming year. On June 12, 2013, the Company entered into a short term financing agreement whereby it may borrow up to $500,000. As of June 30, 2013 the Company had borrowed $250,000 using this facility and borrowed the remaining $250,000 in July, 2013 (see NOTE 6 – PROMISSORY NOTES). On June 25, 2013, the Company entered into an equity line of credit agreement with Dutchess Opportunity Fund, II, LP (“Dutchess”) whereby Dutchess is irrevocably committed to purchase from the Company up to $2 million of ABHD common stock over the course of 36 months (see NOTE 8 – STOCKHOLDERS’ EQUITY). However, even with these funding commitments in place there can be no assurance that the Company’s overall efforts will be successful. As a result, the Company’s independent registered public accounting firm issued a going concern opinion on the consolidated financial statements of the Company for the year ended December 31, 2012. These condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. As shown in the consolidated financial statements, the Company has incurred ongoing net losses since inception. These losses, with the associated substantial accumulated deficit, are a direct result of the Company’s product development activities and the costs of introducing its technologies to the market and pursuing market acceptance. In view of these matters, realization of a major portion of the assets in the accompanying consolidated balance sheets is dependent upon continued operations of the Company which in turn is dependent upon the Company’s ability to meet its financing requirements, and the success of its future operations. The Company operates in a new, developing industry with a variety of competitors. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As a result, the Company’s independent registered public accounting firm issued a going concern opinion on the accompanying consolidated financial statements.

Management believes that the Company’s ability to continue as a going concern will be dependent on its ability to raise additional capital and/or generate significant sales growth in the short term. The Company’s ability to achieve these objectives cannot be determined at this time. Management’s plans in regard to these matters are described as follows:

Sales and Marketing. Historically, the Company has selected qualified distributors to represent its products in key geographic markets. The recent economic downturn and other factors have led to a significant contraction in sales revenue as municipalities, the Company’s primary customers, experienced severe budgetary and financial constraints. In an attempt to reinvigorate sales, the Company has redirected its focus on multiple market segments and has revised its go-to-market strategy by disengaging distributors with exclusive geographic territories, in favor of new alliances with larger, market-dominant companies to cover entire market segments such as municipal stormwater, federal facilities and industrial process water. In early 2011, the Company signed its first such distribution agreement with Waste Management, Inc., (“WMI”) a company that has a major presence in the public sector market. Under this distribution agreement, market rollout has been initiated in several market areas and the Company has worked with WMI to develop programs for Private Public Partnerships (“P3s”) for municipal customers. In December 2012 the Company announced the signing of a letter of intent with a California municipality for the first such P3 project. The Company expects more of these P3 projects to come on line in 2013. The Company is also making efforts to expand into new markets addressing the treatment of produced water in the mining and drilling industries and is also pursuing activities in a few selected foreign markets.

Financing. To date, the Company has financed its operations primarily with loans from shareholders, private placement financings and sales revenue. During 2012, the Company raised $3.7 million in a private offering of common stock and accompanying warrants, and raised $2.6 million in the final closing of a private offering of convertible promissory notes that raised a total of $7.3 million during 2012 and 2011. During 2012, $275,000 of these convertible promissory notes were repaid, $6,545,000 were converted to common stock and $480,000 remained outstanding at December 31, 2012. The high proportion of these convertible promissory notes that converted to common stock allowed the Company to preserve cash for operations that otherwise may have been needed to repay debt. Management believes that with continued field validation successes, an improving economy, federal regulatory approval of the Company’s antimicrobial technologies, and success in implementing P3 stormwater programs for municipal customers, sales revenue can grow rapidly, thus enabling the Company to reverse its negative cash flow and raise additional capital as needed. There is no assurance that the Company can achieve sustainable operations or that additional capital, if needed, will be available on acceptable terms.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.